Share-Based Compensation - Fair Value Measurement of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Weighted average fair value [abstract]
Weighted-average fair value	$ 5.65	$ 4.13
Share price	$ 54.48	$ 39.49
Exercise price	$ 54.48	$ 39.49
Risk-free interest rate	2.60%	2.90%
Dividend yield	3.30%	3.40%
Volatility factor	15.00%	15.00%
Expected life (in years)	5	5